Due to Related Party	12 Months Ended
Dec. 31, 2013
Line of Credit, Term Loan and Promissory Note / Due to Related Party [Abstract]
DUE TO RELATED PART	NOTE 9 – DUE TO RELATED PARTY Amounts owed to Mr. Meller as of December 31, 2013 and December 31, 2012, representing accrued interest totaled $2,672 and $5,942, respectively.